Acquisition and divestitures - Additional Information (Detail) - Bank Of Nova Scotia Chile SA [member] $ in Millions	Mar. 12, 2021 CAD ($)
Increase In Ownership Interest In Subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Payment to acquire non controlling interests in subsidiaries	$ 500
Percentage increase in ownership interest in subsidiaries	7.00%
Proportion of ownership interests in subsidiaries	83.00%
Percentage Reduction In Common Equity Tier One Ratio [member]
Disclosure of detailed information about business combination [line items]
Percentage reduction in common equity tier one ratio	0.08%